UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High-Yield Bond Series
Schedule of Investments (Unaudited)
March 31, 2005

	Principal Amount, Shares, or Warrants		Value
Corporate Bonds 96.7%
Aerospace 2.6%
Hexcel 6.75%, 2/1/2015*	$2,825,000		$2,733,188
K&F Acquisition 7.75%, 11/15/2014*	2,450,000		2,388,750
Sequa 9%, 8/1/2009	5,375,000		5,778,125
TD Funding 8.375%, 7/15/2011	2,650,000		2,732,812
			13,632,875
Auto 3.0%
Goodyear Tire & Rubber 7.857%, 8/15/2011	4,450,000		4,316,500
Stoneridge 11.5%, 5/1/2012	3,575,000		3,977,188
Tenneco Automotive 10.25%, 7/15/2013	2,675,000		2,996,000
TRW Automotive Acquisition:
9.375%, 2/15/2013	3,000,000		3,240,000
11%, 2/15/2013	1,203,000		1,353,375
			15,883,063
Broadcasting 1.6%
Nextmedia Operating 10.75%, 7/1/2011	3,625,000		3,973,906
Sinclair Broadcast Group 8%, 3/15/2012	2,300,000		2,357,500
Spanish Broadcasting Systems 9.625%, 11/1/2009	300,000		315,000
Young Broadcasting 10%, 3/1/2011	1,800,000		1,849,500
			8,495,906
Building Products 2.0%
Associated Materials 9.75%, 4/15/2012	2,775,000		2,997,000
Euramax International 8.5%, 8/15/2011	3,575,000		3,700,125
Texas Industries 10.25%, 6/15/2011	3,600,000		4,095,000
			10,792,125
Cable 3.3%
Charter Communications Holdings 10.25%, 9/15/2010	8,075,000		8,276,875
CSC Holdings 7.875%, 12/15/2007	3,725,000		3,892,625
Insight Midwest/Insight Capital 10.5%, 11/1/2010	2,625,000		2,821,875
Mediacom Broadband 11%, 7/15/2013	2,200,000		2,365,000
			17,356,375
Capital Goods 3.6%
Blount 8.875%, 8/1/2012	3,125,000		3,312,500
Columbus McKinnon 10%, 8/1/2010	3,500,000		3,823,750
JLG Industries 8.375%, 6/15/2012	2,291,000		2,451,370
NMHG Holding 10%, 5/15/2009	2,875,000		3,112,188
Norcross Safety Products 9.875%, 8/15/2011	3,100,000		3,301,500
Park-Ohio Industries 8.375%, 11/15/2014*	3,050,000		2,958,500
			18,959,808
Chemicals 10.5%
ARCO Chemical 9.8%, 2/1/2020	4,950,000		5,618,250
Equistar Chemicals 10.125%, 9/1/2008	4,225,000		4,689,750
Huntsman ICI Chemicals 10.125%, 7/1/2009	5,000		5,225
Huntsman International 7.375%, 1/1/2015*	4,025,000		4,025,000
International Specialty Holdings 10.625%, 12/15/2009	5,050,000		5,428,750
KI Holdings 0% (9.875%†), 11/15/2014*	2,700,000		1,674,000
Koppers 9.875%, 10/15/2013	1,750,000		1,960,000
Lyondell Chemical 11.125%, 7/15/2012	5,350,000		6,179,250
Millennium America 9.25%, 6/15/2008	3,775,000		4,067,562
Nalco Finance Holdings 0% (9%†), 2/1/2014	4,714,000		3,582,640
Polyone 10.625%, 5/15/2010	3,500,000		3,902,500
Resolution Performance Products 9.5%, 4/15/2010	3,525,000		3,771,750
Rockwood Specialties Group 10.625%, 5/15/2011	3,525,000		3,930,375
Terra Capital 11.5%, 6/1/2010	3,283,000		3,791,865
UAP Holding 1%, 7/15/2012	4,175,000		3,340,000
			55,966,917
Consumer Products 2.6%
Jostens:
7.625%, 10/1/2012	1,775,000		1,766,125
0% (10.25%†), 12/1/2013	6,200,000		4,557,000
Playtex Products 9.375%, 6/1/2011	3,500,000		3,657,500
Rayovac 8.5%, 10/1/2013	3,575,000		3,700,125
			13,680,750
Containers 4.0%
BWAY 10%, 10/15/2010	2,675,000		2,855,562
Crown Cork & Seal 8%, 4/15/2023	1,900,000		1,843,000
Crown European Holdings 9.5%, 3/1/2011	2,825,000		3,114,563
Owens-Illinois:
7.5%, 5/15/2010	8,150,000		8,435,250
7.8%, 5/15/2018	2,350,000		2,402,875
Pliant 0% (11.125%†), 6/15/2009	2,900,000		2,624,500
			21,275,750

Diversified Telecommunication 3.1%
Qwest 7.875%, 9/1/2011*	2,500,000		2,587,500
Qwest Services 13.5%, 12/15/2010*	11,900,000		13,833,750
			16,421,250
Electric 1.2%
CMS Energy 9.875%, 10/15/2007	2,550,000		2,779,500
MSW Energy Holdings 8.5%, 9/1/2010	3,600,000		3,798,000
			6,577,500
Energy 4.5%
Dynegy Holdings 8.75%, 2/15/2012	3,300,000		3,176,250
El Paso 7.875%, 6/15/2012	5,375,000		5,375,000
El Paso Production Holdings 7.75%, 6/1/2013	4,550,000		4,629,625
Frontier Oil 6.625%, 10/1/2011	1,750,000		1,750,000
Reliant Energy 6.75%, 12/15/2014	3,125,000		2,929,687
Williams Companies 8.125%, 3/15/2012	5,375,000		5,912,500
			23,773,062
Environmental 0.5%
Allied Waste North America 8.5%, 12/1/2008	2,400,000		2,472,000

Finance 1.0%
Western Financial Bank 9.625%, 5/15/2012	5,075,000		5,658,625

Food and Beverage 2.5%
Land O' Lakes 8.75%, 11/15/2011	3,550,000		3,558,875
Pilgrim's Pride 9.25%, 11/15/2013	5,200,000		5,746,000
Seminis Vegetable Seeds 10.25%, 10/1/2013	3,525,000		4,177,125
			13,482,000
Food and Drug 1.2%
Rite Aid 8.125%, 5/1/2010	2,825,000		2,881,500
Roundy's 8.875%, 6/15/2012	3,125,000		3,359,375
			6,240,875
Gaming 2.5%
Harrah's Operating 7.875%, 12/15/2005	1,825,000		1,866,062
Mandalay Resort Group 9.375%, due 2/15/2010	2,675,000		2,975,938
MGM Grand 9.75%, 6/1/2007	3,950,000		4,266,000
Park Place Entertainment 9.375%, 2/15/2007	3,950,000		4,211,688
			13,319,688
Healthcare Facilities and Supplies 3.4%
Alliance Imaging 7.25%, 12/15/2012*	3,575,000		3,396,250
Coventry Health Care 8.125%, 2/15/2002	3,850,000		4,196,500
DaVita 7.25%, 3/15/2015*	2,575,000		2,536,375
Medex 8.875%, 5/15/2013	3,550,000		4,029,250
Universal Hospital Services 10.125%, 11/1/2011	3,525,000		3,630,750
			17,789,125
Industrial 0.9%
Reddy Ice Holdings 0% (10.5%†), 11/1/2012	6,650,000		4,788,000

Leisure 1.9%
Intrawest 7.5%, 10/15/2013	3,525,000		3,551,437
Six Flags 8.875%, 2/1/2010	3,175,000		3,000,375
Town Sports International 9.625%. 4/15/2011	3,575,000		3,771,625
			10,323,437
Lodging 2.5%
Host Marriot 9.5%, 1/15/2007	2,400,000		2,544,000
John Q. Hammons Hotels 8.875%, 5/15/2012	2,325,000		2,505,188
MeriStar Hospitality 9.125%, 1/15/2011	4,125,000		4,331,250
Starwood Hotels and Resorts 7.375%, 5/1/2007	3,575,000		3,709,062
			13,089,500
Metals and Mining 6.6%
AK Steel:
7.875%, 2/15/2009	1,725,000		1,699,125
7.75%, 6/15/20012	1,750,000		1,693,125
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000		3,309,250
Gerdau AmeriSteel 10.375%, 7/15/2011	3,500,000		3,920,000
IMCO Recycling:
10.375%, 10/15/2010	3,575,000		3,986,125
9%, 11/15/2014*	450,000		474,750
Neenah Foundry 11%, 9/30/2010	3,950,000		4,404,250
Novelis 7.25%, 2/15/2015*	3,575,000		3,521,375
Ryerson Tull 8.25%, 12/15/2011	2,000,000		1,910,000
UCAR Finance 10.25%, 2/15/2012	3,475,000		3,735,625
United States Steel 10.75%, 8/1/2008	5,830,000		6,733,650
			35,387,275
Paper and Forest Products 5.0%
Ainsworth Lumber 7.25%, 10/1/2012*	3,500,000		3,447,500
Buckeye Technologies 8%, 10/15/2010	2,700,000		2,686,500
Caraustar Industries 9.875%, 4/1/2011	3,450,000		3,639,750
Georgia-Pacific:
7.5%, 5/15/2006	1,750,000		1,793,750
8.875%, 5/15/2031	2,700,000		3,267,000
Jefferson Smurfit 8.25%, 10/1/2012	4,250,000		4,388,125
Longview Fibre 10%, 1/15/2009	3,600,000		3,888,000
Newark Group 9.75%, 3/15/2014	3,500,000		3,570,000
			26,680,625
Publishing 4.0%
Dex Media 0% (9%†), 11/15/2013	15,050,000		11,513,250
Houghton Mifflin 9.875%, 2/1/2013	4,425,000		4,579,875
Primedia 8.875%, 5/15/2011	4,850,000		5,080,375
			21,173,500
Rail and Other Transportation 0.5%
Progoress Rail Services 7.75%, 4/01/2012*	2,700,000		2,713,500

Restaurants 1.5%
Denny's 10%, 10/1/2012*	3,575,000		3,771,625
Domino's 8.25%, 7/1/2011	1,386,000		1,455,300
Landry's Restaurants 7.5%, 12/15/2014*	2,675,000		2,608,125
			7,835,050
Satellite 1.5%
DIRECTV Holdings 8.375%, 3/15/2013	2,725,000		2,963,437
EchoStar 5.75%, 10/1/2008	5,375,000		5,321,250
			8,284,687
Services 2.1%
Cenveo 9.625%, 3/15/2012	2,675,000		2,862,250
Corrections Corporation of America 6.25%, 3/15/2013*	1,600,000		1,544,000
Mobile Mini 9.50%, 7/1/2013	2,100,000		2,373,000
URS 11.50%, 9/15/2009	1,170,000		1,339,650
Williams Scotsman:
9.875%, 6/1/2007	1,725,000		1,725,000
10%, 8/15/2008	1,325,000		1,424,375
			11,268,275
Stores 1.6%
Asbury Auto Group 9%, 6/15/2012	3,575,000		3,664,375
Central Garden & Pet 9.125%, 2/1/2013	2,675,000		2,889,000
Hollywood Entertainment 9.625%, 3/15/2011	1,800,000		2,043,000
			8,596,375
Technology 1.4%
AMI Semiconductor 10.75%, 2/1/2013	3,559,000		4,279,698
Xerox 9.75%, 1/15/2009	2,625,000		2,972,813
			7,252,511
Textiles and Apparel 0.8%
Russell 9.25%, 5/1/2010	3,800,000		4,056,500

Tower 3.9%
American Tower:
9.375%, 2/1/2009	845,000		891,475
7.50%, 5/1/2012	4,450,000		4,539,000
7.125%, 10/15/2012	1,775,000		1,775,000
Crown Castle International 10.75%, 8/1/2011	2,450,000		2,627,625
SBA Telecommunications 0% (9.75%†), 12/15/2011	12,775,000		11,082,312
			20,915,412
Utilities 4.4%
AES 9.375%, 9/15/2010	6,400,000		7,088,000
Calpine 9.625%, 9/30/2014*	7,100,000		7,153,250
Edison Mission Energy 7.73%, 6/15/2009	5,525,000		5,787,438
Midland Funding (Series A)11.75%, 7/23/5005	1,611,792		1,569,691
National Waterworks (Series B) 10.5%, 12/1/2012	1,775,000		1,983,562
			23,581,941
Wireless 5.0%
Alamosa Holdings 11%, 7/31/2010	5,400,000		6,169,500
Centenial Cellular Operating 10.75%, 12/15/2008	1,450,000		1,500,750
Centennial Communications 8.125%, 2/1/2014	4,725,000		4,866,750
Nextel Communications 7.375%, 8/1/2015	3,575,000		3,793,969
Nextel Partners:
12.5%, 11/15/2009	1,770,000		1,955,850
8.125%, 7/1/2011	1,750,000		1,868,125
Western Wireless 9.25%, 7/15/2013	5,350,000		6,125,750
			26,280,694
Total Corporate Bonds			514,004,976

Preferred Stocks 0.7%
Publishing 0.7%
Primedia 8.625%	37,000	shs.	3,570,500

Warrants 0.1%
Tower 0.1%
American Tower	3,125	wts.	701,563

Short-Term Holdings 1.3%
BNP Paribas, Grand Cayman 2.86%, 4/1/2005	$7,126,000		7,126,000
Total Investments 98.8%			525,403,039
Other Assets Less Liabilities 1.2%			6,546,454
Net Assets 100.0%			$531,949,493

U.S. Government Securities Series
Schedule of Investments (Unaudited)
March 31, 2005
	Principal Amount		Value
US Full Faith and Credit Obligations 75.2%
US Treasury Notes:
4.375%, 5/15/2007	$1,400,000		$1,416,079
3.625%, 1/15/2010	4,270,000		4,169,091
Ginnie Mae:Ø
5%, 1/20/2014	2,661,205		2,677,617
5%, 4/16/2018	4,040,296		4,069,951
5%, 5/20/2025	3,350,000		3,215,601
4%, 12/16/2028	3,680,998		3,634,813
5%, 5/20/2029	500,000		501,654
5%, 5/20/2029	8,054,661		8,090,448
6%, 5/20/2029	33,474		33,466
3.15%, 2/20/2031	8,000,000		7,981,221
5.5%, 2/20/2033	4,270,013		4,323,525
3.625%, 4/16/2033	4,654,527		4,400,191
5.5%, 10/20/2033	5,000,000		4,976,237
5.5%, 11/20/2033	8,000,000		7,937,580
4%, 1/20/2034	1,858,051		1,814,038
4.5%, 5/20/2034	2,552,061		2,543,084
Small Business Administration 5.199%, 8/1/2012	1,774,146		1,797,713
US Government Guaranteed Title XI (Vessel Management) 6.75%, 7/15/2025	1,640,000		1,837,945
US Trade Funding 4.26%, 11/15/2014	1,824,609		1,784,727
Total US Full Faith and Credit Obligations			67,204,981

Agency Obligations 18.2%
Fannie Mae 5%, 3/2/2015Ø	11,625,000		11,496,055
Freddie Mac:Ø
6%, 11/1/2010	224,329		232,675
4%, 10/15/2017	4,926,400		4,582,496
Total Agency Obligations			16,311,226

Short-Term Investments 6.6%
Federal Farm Credit Bank 2.65%, 4/7/2005	3,225,000		3,223,576
Repurchase agreement, State Street Bank & Trust 2.4%, maturing 4/1/2005 in the amount of $2,697,180, collateralized by: $2,815,000 US Treasury Notes 3.625%, 7/15/2006, with a fair market value of $2,779,813	2,697,000		2,697,000
Total Short-Term Investments			5,920,576
Total Investments 100.0%			89,436,783
Other Assets Less Liabilities (0.0)%			(25,364)
Net Assets 100.0%			$89,411,419

___________________________

*	Rule 144A Security.

†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

Ø	Investments in mortgage-backed securities are subject to principal paydown. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these securities.

Organization - Seligman High Income Fund Series consists of two separate funds: Seligman High-Yield Bond Series and Seligman U.S. Government Securities Series.

Tax Information - The cost of investments for federal income tax purposes was as follows:

High-Yield Bond Series	$502,911,289
U.S. Government Securities Series	90,571,716

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
High-Yield Bond Series	$26,626,372	$4,134,623	$22,491,749
U.S. Government Securities Series	235,396	1,370,329	(1,134,933)

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated, the Series' investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or (are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: May 25, 2005

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman High Income Fund Series;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman High Income Fund Series;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer